SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ANTI-DILUTIVE (Details) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022	Jul. 11, 2022	Sep. 14, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Dilutive shares outstanding	3,419,451
Share Price				$ 0.70
Director [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Dilutive shares outstanding		300,000
Share Price			$ 0.29
Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Dilutive shares outstanding		1,100,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock shares converted1	5,038,902	9,000,000
Warrant shares of outstanding percentage	50.00%	50.00%
Commitment value	$ 1,125,000	$ 1,125,000
Commitment shares issued percentage	25.00%	25.00%
Class of warrant or right exercise price of warrants or rights	$ 2.05
Commitment shares	375,000
Share Price	$ 3.00
Securities Purchase Agreement [Member] | GPL Ventures LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock exercisable percentage	50.00%	50.00%
Securities Purchase Agreement [Member] | GPL Ventures LLC [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock shares converted1	5,038,902
Warrant shares of outstanding percentage	50.00%
Equity classified warrant shares outstanding	2,519,452
Class of warrant or right exercise price of warrants or rights	$ 1.03